Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Earnings per share [line items]
Basic net earnings	$ 1,263,207	$ 1,141,402
Net effect of dilutive stock options and PSUs
Diluted net earnings	$ 1,263,207	$ 1,141,402
Weighted average number of ordinary shares outstanding (in shares)	272,719,309	283,878,426
Net effect of dilutive stock options and PSUs (in shares)	5,066,415	4,980,154
Diluted weighted average number of ordinary shares outstanding (in shares)	277,785,724	288,858,580
Basic earnings per share (CAD per share)	$ 4.63	$ 4.02
Diluted earnings per share (CAD per share)	$ 4.55	$ 3.95
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,716,774	1,935,289
Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	12,460,232	10,375,879
PSUs | Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	875,480	661,179